Financial instruments - Significant unobservable Inputs (Details) £ in Thousands	12 Months Ended
Dec. 31, 2022 GBP (£)
Disclosure of financial assets and liabilities [Line Items]
Beginning of period	£ 566,598
End of period	514,222
Level 3 | Unlisted equity securities
Disclosure of financial assets and liabilities [Line Items]
Beginning of period	2,145
Acquisitions	0
Loss recognised in other comprehensive income	0
Disposal	0
End of period	£ 2,145